SHARE BASED COMPENSATION (Narrative) (Details)		1 Months Ended						12 Months Ended
	Oct. 10, 2014	Nov. 16, 2016 $ / shares shares	Nov. 15, 2016 $ / shares	Sep. 23, 2016 shares	Aug. 25, 2016 shares	Aug. 31, 2014 shares	Aug. 31, 2009 shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 $ / shares	Jul. 31, 2009 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments						5
Options granted								0	0
Market value of ordinary shares | (per share)								¥ 16.97					$ 2.47
Intrinsic value of options exercised | ¥								¥ 3,057,319		¥ 110,973,732	¥ 81,059,329
Unrecognized share-based compensation expense | ¥								¥ 12,635,056
Unrecognized share-based compensation expense, weighted-average recognition period								1 year 6 months 14 days	1 year 6 months 14 days
Cash received from the exercise of share options								¥ 44,275,858	$ 6,439,656	¥ 69,929,453	21,730,663
Stock options outstanding								8,453,372		9,090,536
Share-based Compensation								¥ 29,307,903	$ 4,262,658	¥ 64,867,902	203,269,631
Discontinued Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | ¥											113,701,932
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation | $												$ 1,410,137
Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of vesting increments	5
Options granted				1,352,840	600,000
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued														9,325,122
Contractual life							7 years
2009 Plan [Member] | Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted							953,200
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							36 months
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares that may be issued						12,796,745
Contractual life						10 years
Exercise price of options granted | $ / shares			$ 5.9275
Stock options outstanding		9,472,000
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost | ¥											¥ 19,545,720
2014 Plan [Member] | Stock Options [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted		1,760,000
Exercise price of options granted | $ / shares		$ 3.2875	$ 3.2875